Paul Hastings LLP

101 California Street

Forty-Eighth Floor

San Francisco, CA 94111

telephone (415) 856-7000

facsimile (415) 856-7100

www.paulhastings.com

October 18, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 333-18737 and 811-07989

Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of our client, Metropolitan West Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing a preliminary proxy statement and form of proxy in connection with the Special Meeting of Shareholders (the “Special Meeting”) of the Metropolitan West AlphaTrak 500 Fund and the Metropolitan West Strategic Income Fund, each a series of the Trust (each, a “Fund”), expected to be held in December 2021 or January 2022.

The purpose of the Special Meeting is to approve an amendment (the “Amendment”) to the investment management agreement between the Trust, with respect to each Fund, and Metropolitan West Asset Management, LLC, each Fund’s investment adviser. The Amendment would change each Fund’s advisory fee structure from a fulcrum fee to a flat fee, as described further in these preliminary proxy materials.

It is anticipated that the proxy materials will be sent to shareholders in November 2021.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP